IMPAIRMENT (Details Textual) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($) $ / Ounce-oz	Dec. 31, 2018 USD ($) $ / Ounce-oz	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / Ounce-oz	Dec. 31, 2017 USD ($)
Impairment [Line Items]
Impairment loss net of deferred tax recovery			$ 282.1
Impairment loss				$ 1,054.8	$ 268.4
Insitu Valuation Per Ounce Of Gold | $ / Ounce-oz	30	30		30
Impairment loss recognised in profit or loss	$ 671.1	$ 671.1	$ 282.1	$ 953.2	$ 181.0
Weighted Average [Member]
Impairment [Line Items]
Discount rate used in current estimate of value in use	4.00%	4.00%	4.50%	4.00%	4.00%